UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 10-D

                               ASSET-BACKED ISSUER
             DISTRIBUTION REPORT PURSUANT TO SECTION 13 OR 15(d) OF
                       THE SECURITIES EXCHANGE ACT OF 1934

                    For the monthly distribution period from
                      November 2, 2006 to December 1, 2006


             Commission File Number of issuing entity: 333-127589-31


                             Lehman XS Trust 2006-1
           (Exact name of issuing entity as specified in its charter)


                 Commission File Number of depositor: 333-127589


                     Structured Asset Securities Corporation
              (Exact name of depositor as specified in its charter)


                          Lehman Brothers Holdings, Inc
               (Exact name of sponsor as specified in its charter)


                                    New York
          (State or other jurisdiction of incorporation or organization of the issuing entity)


                                 Not Applicable
                      (I.R.S. Employer Identification No.)


           745 Seventh Ave, 7th Floor,  New York, New York           10019
(Address of principal executive offices of the issuing entity)     (Zip Code)

                                 (212) 526-7000
                     (Telephone number, including area code)

                                 Not Applicable
           (Former name, former address, if changed since last report)



                  Registered/reporting pursuant to (check one)

Title                                                       Name of exchange
of class   Section 12(b)   Section 12(g)   Section 15(d)   (If Section 12(b))

Class 1-A1       [ ]             [ ]             [X]              ___________

Class 1-A2       [ ]             [ ]             [X]              ___________

Class 1-M1       [ ]             [ ]             [X]              ___________

Class 1-M2       [ ]             [ ]             [X]              ___________

Class 1-M3       [ ]             [ ]             [X]              ___________

Class 1-M4       [ ]             [ ]             [X]              ___________

Class 1-M5       [ ]             [ ]             [X]              ___________

Class 1-M6       [ ]             [ ]             [X]              ___________

Class 1-M7       [ ]             [ ]             [X]              ___________

Class 2-A1       [ ]             [ ]             [X]              ___________

Class 2-M1       [ ]             [ ]             [X]              ___________

Class 2-M2       [ ]             [ ]             [X]              ___________

Class 2-M3       [ ]             [ ]             [X]              ___________

Class 2-M4       [ ]             [ ]             [X]              ___________

Class 2-M5       [ ]             [ ]             [X]              ___________

Class 2-M6       [ ]             [ ]             [X]              ___________


Indicate by check mark whether the registrant (1) has filed all reports required to be filed by Section 13 or 15(d) of the Securities Exchange Act of 1934 during the preceding 12 months (or for such shorter period that the registrant was required to file such reports), and (2) has been subject to
such filing requirements for the past 90 days.  Yes[X]   No[ ]




PART I - DISTRIBUTION INFORMATION


Item 1. Distribution and Pool Performance Information.

On December 26, 2006, a distribution was made to holders of Lehman XS Trust 2006-1. The distribution report is attached as an exhibit to this form 10-D. Please see Item 9(b), Exhibit 1, for the related information.


PART II - OTHER INFORMATION

Item 9. Exhibits.

(a) Distribution Date Statement

(b) Ex.1 - Distribution and Pool Performance Information (each of the data elements specified in Item 1121(a)(11), (12) and (14) of Regulation AB);



SIGNATURES*

Pursuant to the requirements of the Securities Exchange Act of 1934, the registrant has duly caused this report to be signed on its behalf by the undersigned thereunto duly authorized.



                                               -----------------------------
                                                       (Depositor)


Date: _______________                          _____________________________
                                                       (Signature)**


                                      [OR]


                                                   Lehman XS Trust 2006-1
                                                -----------------------------
                                                       (Issuing entity)



Date:  January 3, 2007                      By:    Aurora Loan Services LLC
     -----------------                          -----------------------------
                                                       (Master Servicer)**


                                                  /s/ Michelle Olds
                                                -----------------------------
                                                      Michelle Olds,
                                                   VP Servicer Oversight




*   See General Instruction E to Form 10-D.

** Print the name and title of each signing officer under his or her signature.